Loans Receivable, Net (Financing Receivable Credit Quality Indicators) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 507,630,182	$ 488,155,294
Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	55,977,999	66,709,742
Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	59,256,394	55,335,425
Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	29,287,265	19,704,862
Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	353,356,712	299,299,647
PPP Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	9,751,812	47,105,618
Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	396,468,228	380,285,192
Pass [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	42,220,385	53,240,147
Pass [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	46,895,253	42,926,887
Pass [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	24,191,552	15,315,677
Pass [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	273,409,226	221,696,863
Caution [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	89,166,400	80,695,291
Caution [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	11,501,275	9,675,300
Caution [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	10,775,951	10,525,814
Caution [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	4,720,925	3,851,517
Caution [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	62,168,249	56,642,660
Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	15,061,674	18,348,955
Special Mention [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	153,505	799,446
Special Mention [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	832,463	891,107
Special Mention [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	54,380	309,100
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	14,021,326	16,349,302
Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	6,933,880	8,825,856
Substandard [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	2,102,834	2,994,849
Substandard [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	752,727	991,617
Substandard [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	320,408	228,568
Substandard [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 3,757,911	$ 4,610,822